Oil and Gas Sales (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Total oil and gas sales	$ 3,972.2	$ 3,189.9
Oil and gas sales
Disclosure of geographical areas [line items]
Total oil and gas sales	4,271.3	3,499.0
Oil and gas sales | Canada
Disclosure of geographical areas [line items]
Total oil and gas sales	4,271.3	3,499.0
Oil and gas sales | U.S.
Disclosure of geographical areas [line items]
Total oil and gas sales	0.0	612.9
Oil and gas sales | Canada and United States
Disclosure of geographical areas [line items]
Total oil and gas sales	4,271.3	4,111.9
Crude oil and condensate sales | Canada
Disclosure of geographical areas [line items]
Total oil and gas sales	3,741.9	3,082.5
Crude oil and condensate sales | U.S.
Disclosure of geographical areas [line items]
Total oil and gas sales	0.0	569.6
NGL sales | Canada
Disclosure of geographical areas [line items]
Total oil and gas sales	235.6	180.2
NGL sales | U.S.
Disclosure of geographical areas [line items]
Total oil and gas sales	0.0	27.0
Natural gas sales | Canada
Disclosure of geographical areas [line items]
Total oil and gas sales	293.8	236.3
Natural gas sales | Canada | US Pricing Markets
Disclosure of geographical areas [line items]
Total oil and gas sales	52.6	7.4
Natural gas sales | U.S.
Disclosure of geographical areas [line items]
Total oil and gas sales	$ 0.0	$ 16.3